Restructuring (Tables)	12 Months Ended
May 31, 2019
Restructuring And Related Activities [Abstract]
Summary of Charges Recorded in Connection with Restructuring by Reportable Segment

A summary of the charges recorded in connection with restructuring by reportable segment during is as follows:

	Year Ended	Year Ended	Cumulative Costs	Total Expected
(in thousands)	May 31, 2019	May 31, 2018	to Date	Costs

Industrial Segment:
Severance and benefit costs (a)	$14,032	$2,169	$16,201	$21,123
Facility closure and other related costs	5,398	1,045	6,443	10,532
Other asset write-offs	569	1,373	1,942	2,873
Total Charges	$19,999	$4,587	$24,586	$34,528

Consumer Segment:
Severance and benefit costs (b)	$2,516	$5,652	$8,168	$8,168
Facility closure and other related costs	2,445	5,139	7,584	12,200
Other asset write-offs	998	-	998	1,212
Total Charges	$5,959	$10,791	$16,750	$21,580

Specialty Segment:
Severance and benefit costs (c)	$5,987	$-	$5,987	$8,488
Facility closure and other related costs	352	-	352	4,351
Other asset write-offs	29	-	29	347
Total Charges	$6,368	$-	$6,368	$13,186

Corporate/Other Segment:
Severance and benefit costs (d)	$9,984	$2,136	$12,120	$12,120
Total Charges	$9,984	$2,136	$12,120	$12,120

Consolidated:
Severance and benefit costs	$32,519	$9,957	$42,476	$49,899
Facility closure and other related costs	8,195	6,184	14,379	27,083
Other asset write-offs	1,596	1,373	2,969	4,432
Total Charges	$42,310	$17,514	$59,824	$81,414

a)

Fiscal 2019 and 2018 charges of $14.0 million and $2.2 million, respectively, are associated with the elimination of 199 and 28 positions during fiscal 2019 and 2018, respectively. Additionally, $0.2 million included in the current-year charges are associated with the prior elimination of one position within the legal function during fiscal 2018.

b)	Fiscal 2019 and 2018 charges of $2.5 million and $5.7 million, respectively, are associated with the elimination of 66 and 155 positions during fiscal 2019 and 2018, respectively.
c)	Fiscal 2019 charges of $6.0 million are associated with the elimination of 109 positions. There were no such charges in fiscal 2018.
d)

Reflects current-year charges related to the severance of two corporate executives, as well as accelerated vesting of equity awards for two corporate executives, four specialty segment executives and three industrial segment executives in connection with the aforementioned restructuring activities.

Summary of Activity in Restructuring Reserves

A summary of the activity in the restructuring reserves related to the 2020 MAP to Growth plan is as follows:

(in thousands)	Severance and Benefits Costs	Facility Closure and Other Related Costs	Other Asset Write-Offs	Total
Balance at June 1, 2017	$-	$-	$-	$-
Additions charged to expense	9,957	6,184	1,373	17,514
Balance at May 31, 2018	$9,957	$6,184	$1,373	$17,514

(in thousands)	Severance and Benefits Costs	Facility Closure and Other Related Costs	Other Asset Write-Offs	Total
Balance at June 1, 2018	$9,957	$6,184	$1,373	$17,514
Additions charged to expense	32,519	8,195	1,596	42,310
Cash payments charged against reserve	(31,219)	(3,019)	-	(34,238)
Non-cash charges included above (e)	(6,420)	(3,503)	(2,969)	(12,892)
Balance at May 31, 2019	$4,837	$7,857	$-	$12,694